Leases - Narrative (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Transaction	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	5 years					5 years
Sale and lease back transaction book value, net	$ 194,253,000					$ 194,253,000
Financial obligation	218,879,000					218,879,000
Payments to acquire assets						138,362,000	$ 171,955,000
Book value, net	$ 618,165,000					618,165,000	$ 525,825,000
Massachusetts
Lessee, Lease, Description [Line Items]
Sale leaseback, term		23 years
California
Lessee, Lease, Description [Line Items]
Impairment losses						800,000
Colorado
Lessee, Lease, Description [Line Items]
Impairment losses						$ 4,000,000
500 Columbia LLC | New Jersey
Lessee, Lease, Description [Line Items]
Sale leaseback, term					12 years
500 Columbia LLC | New Jersey | Other income (expense)
Lessee, Lease, Description [Line Items]
Gain (loss) on disposal of assets					$ 3,200,000
TAC Vega AZ Owner, LLC | Arizona
Lessee, Lease, Description [Line Items]
Sale leaseback, term				10 years
Sale and lease back transaction book value, net				$ 14,000,000
Financial obligation				$ 14,000,000
Real estate
Lessee, Lease, Description [Line Items]
Lessee, Finance Lease, Existence of Option to Extend [true false]						true
Real estate | Minimum
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	1 year					1 year
Real estate | Maximum
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	10 years					10 years
Dispensary and office space
Lessee, Lease, Description [Line Items]
Lessee, Finance Lease, Existence of Option to Extend [true false]						true
Finance lease, renewal term	1 year					1 year
Cultivation and processing facility
Lessee, Lease, Description [Line Items]
Sale leaseback, term	4 years
Proceeds from sale of property	$ 9,700,000
Financial obligation	9,700,000					$ 9,700,000
Option to purchase property, Value	$ 1
Cultivation and processing facility | Illinois, Pennsylvania and Florida | Minimum
Lessee, Lease, Description [Line Items]
Financial obligation amortization period			13 years
Cultivation and processing facility | Illinois, Pennsylvania and Florida | Maximum
Lessee, Lease, Description [Line Items]
Financial obligation amortization period			14 years
Cultivation and processing facility | Massachusetts
Lessee, Lease, Description [Line Items]
Payments to acquire assets		$ 15,000,000.0
Cultivation and processing facility | Amesbury
Lessee, Lease, Description [Line Items]
Impairment losses						$ 1,000,000
Building Improvements And Equipment | Illinois, Pennsylvania and Florida
Lessee, Lease, Description [Line Items]
Number of sale and lease back transactions entered | Transaction			3
Sale and lease back transaction book value, net			$ 48,700,000
Financial obligation			50,100,000
Deferred gain on sale and lease back transaction			$ 1,400,000
Building and improvements | Massachusetts
Lessee, Lease, Description [Line Items]
Proceeds from sale of property		21,500,000
Sale and lease back transaction book value, net		21,500,000
Financial obligation		21,500,000
Payments to acquire assets		5,400,000
Building and improvements | Massachusetts | Other income (expense)
Lessee, Lease, Description [Line Items]
Gain (loss) on disposal of assets		(3,900,000)
Building and improvements | 500 Columbia LLC | New Jersey
Lessee, Lease, Description [Line Items]
Proceeds from sale of property					500,000
Construction in progress | 500 Columbia LLC | New Jersey
Lessee, Lease, Description [Line Items]
Proceeds from sale of property					$ 2,200,000
Building improvements | Massachusetts
Lessee, Lease, Description [Line Items]
Book value, net		$ 10,200,000